28. FINANCIAL INCOME (EXPENSES) (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial income
Related parties (note 22 b)		R$ 51,124	R$ 79,228	R$ 64,888
Income from financial investments		58,061	93,471	111,235
Updated shares - Fair value through profit or loss (Note 14 II)	[1]	1,190,489
Other income	[2]	503,054	206,343	1,134,391
Financial income		1,802,728	379,042	1,310,514
Financial expenses
Borrowings and financing - foreign currency (note 13 b)		(1,600,973)	(1,128,520)	(988,821)
Borrowings and financing - local currency (note 13 b)		(401,079)	(867,785)	(1,020,867)
Related parties		(13,608)	(14,939)	(16,092)
Lease liabilities		(50,804)	(49,118)
Capitalised interest (notes 11 and 33)		92,506	117,189	71,611
Interest and fines		(290,673)	(158,794)	(71,100)
(-) Adjustment present value of trade payables		(139,566)
Commission, bank fees, Guarantee and bank fees		(162,085)	(217,784)	(182,179)
PIS/COFINS over financial income		(39,149)	(25,176)	(84,404)
Other financial expenses		(270,764)	(217,864)	19,614
Financial expenses		(2,876,195)	(2,562,791)	(2,272,238)
Others financial items, net
Foreign exchange and monetary variation, net		392,971	47,579	(533,918)
Gains and (losses) on exchange derivatives		(115,815)	4,986	(1)
Others financial		277,156	52,565	(533,919)
Financial income (expenses)		(2,599,039)	(2,510,226)
Financial income (expenses), net		(796,311)	(2,131,184)	(1,495,643)
Statement of gains and (losses) on derivative transactions (note 14)
Exchange rate swap Dollar x Euro		(9,070)	783	(1)
Exchange rate swap GBP x Euro		(602)
Exchange rate swap CDI x Dollar		(106,143)	4,203
Total Future DI		R$ (115,815)	R$ 4,986	R$ (1)

[1]	It refers to the appreciation of Usiminas' shares in the amount of R$1,190,489 as of December31, 2020. As of December 31, 2019, Usiminas' shares were reclassified to financial investments and their pricing fluctuation started to be recognized in the financial result.
[2]	It mainly refers to the recognition of the exclusion of ICMS in the PIS and COFINS calculation base in the amount of R$81,758 on December 31, 2020 (R$160,609 on December 31, 2019) in the Consolidated, and updating in the amount of R$369,571 of receivables for indemnity (see note 9).